Loans - Part-3 (Details) € in Thousands, ₪ in Thousands, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2019	Jun. 30, 2024 EUR (€)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Feb. 27, 2025 MW	Dec. 31, 2024 EUR (€)	Aug. 31, 2024 USD ($)
Loans [Line Items]
Amount of loan						€ 45,000	₪ 44,990
Owned Israeli subsidiary						51.00%
Project finance amount (in Euro)						€ 3,666			€ 5,866
Project finance arrangement, term				16 years
Cash sweep mechanism, expected reduction term				13 years
Long term debt additional interest rate	2.50%
Long term debt fixed interest rate				3.00%
Long term debt aggregate annual fixed interest rate				5.50%
Term loan withdrew and distributed, amount (in Euro)						9,700
Prime rate										0.75%
Extension of loan, interest rate deductible on prime rate										5.00%
Repayment amount (in Dollars) | $					$ 5
Operating projects (in Megawatts) | MW								198
Aggregate capacity (in Megawatts) | MW								160
Senior secured notes (in Euro)						€ 110,000
Interest percentage of note						4.50%
Amount of credit line (in Euro)						€ 32,000
Percentage of sales						49.00%
Bearing Interest Rate [Member]
Loans [Line Items]
Interest rate			5.27%
Term Loan [Member]
Loans [Line Items]
Project finance amount (in Euro)	€ 10,000			€ 10,000
Revolving Facility [Member]
Loans [Line Items]
Project finance amount (in Euro)	€ 500			€ 500
Line of Credit [Member]
Loans [Line Items]
Extension of loan, amount (in Dollars) | $										$ 10
Loan agreement GSE [Member] | Talasol Project [Member]
Loans [Line Items]
Amount of loan						€ 24,450
Talasol Facilities Agreement [Member]
Loans [Line Items]
Interest rate						3.00%	3.00%
Talasol Facilities Agreement [Member] | Talasol Project [Member]
Loans [Line Items]
Amount of loan		€ 155,000
Maturity date		June 30, 2044
New Facilities Agreement [Member] | Talasol Project [Member]
Loans [Line Items]
Amount of loan		€ 20,000
Maturity date		December 31, 2042
European Institutional Investor [Member]
Loans [Line Items]
Amount of loan						€ 24,795
Interest rate						4.50%	4.50%
Operating Project [Member]
Loans [Line Items]
Operating projects (in Megawatts) | MW								38
GSE 3 UK Limited and Fond-ICO Infraestructuras II [Member] | Talasol Project [Member]
Loans [Line Items]
Amount of loan						€ 12,012
Maturity date			December 31, 2037
Owned Israeli subsidiary			49.00%
Owns of Talasol			24.50%